Schedule of Investments (unaudited)	iShares® Morningstar Small-Cap Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Aerojet Rocketdyne Holdings Inc.(a)	6,874	$300,325
Aerovironment Inc.(a)	5,143	445,589
BWX Technologies Inc.	9,216	522,363
Cadre Holdings Inc.(b)	511	12,085
Curtiss-Wright Corp.	3,767	540,338
Ducommun Inc.(a)	2,393	113,285
Hexcel Corp.	18,582	1,124,397
Kaman Corp.	3,115	95,880
Kratos Defense & Security Solutions Inc.(a)	16,286	234,355
Maxar Technologies Inc.(b)	16,341	449,051
Mercury Systems Inc.(a)	4,264	251,619
Rocket Lab USA Inc.(a)(b)	33,209	155,086
Spirit AeroSystems Holdings Inc., Class A	8,706	285,731
Terran Orbital Corp.(a)	11,962	50,719
Triumph Group Inc.(a)	9,218	143,248
Virgin Galactic Holdings Inc.(a)(b)	39,409	293,203
Woodward Inc.	8,592	899,582
		5,916,856
Air Freight & Logistics — 0.2%
Air Transport Services Group Inc.(a)	6,125	191,957
Forward Air Corp.	3,148	330,320
Hub Group Inc., Class A(a)	2,854	218,046
		740,323
Airlines — 0.2%
Allegiant Travel Co.(a)	3,387	390,555
Blade Air Mobility Inc.(a)	4,106	22,809
Frontier Group Holdings Inc.(a)(b)	6,635	96,075
Hawaiian Holdings Inc.(a)	5,074	75,907
SkyWest Inc.(a)	4,602	111,138
Sun Country Airlines Holdings Inc.(a)	7,018	141,553
		838,037
Auto Components — 1.4%
Adient PLC(a)(b)	12,654	427,452
Autoliv Inc.	7,072	608,192
Dana Inc.	13,361	223,930
Dorman Products Inc.(a)	4,245	429,127
Fox Factory Holding Corp.(a)(b)	9,296	879,959
Gentherm Inc.(a)	7,335	473,547
Holley Inc.(a)(b)	4,231	33,806
LCI Industries	2,624	354,476
Luminar Technologies Inc.(a)(b)	48,972	331,051
QuantumScape Corp.(a)(b)	32,083	347,138
Solid Power Inc.(a)	24,840	157,486
Visteon Corp.(a)	6,215	792,910
XPEL Inc.(a)	3,672	225,057
		5,284,131
Automobiles — 0.2%
Canoo Inc.(a)(b)	32,334	111,876
Thor Industries Inc.	5,452	459,767
Winnebago Industries Inc.	2,961	178,756
Workhorse Group Inc.(a)(b)	33,116	108,289
		858,688
Banks — 2.0%
Allegiance Bancshares Inc.	2,154	94,862
Amerant Bancorp Inc.	2,205	60,241
BancFirst Corp.(b)	1,851	198,779
Bancorp. Inc. (The)(a)	6,689	164,549
Security	Shares	Value

Banks (continued)
Byline Bancorp Inc.	2,335	$57,184
Coastal Financial Corp./WA(a)	2,350	96,890
ConnectOne Bancorp. Inc.	3,443	91,033
CrossFirst Bankshares Inc.(a)	4,810	65,993
Dime Community Bancshares Inc.	4,650	158,472
Eastern Bankshares Inc.	36,850	751,740
FB Financial Corp.	3,334	142,862
First BanCorp./Puerto Rico	15,218	229,640
First Financial Bankshares Inc.	28,367	1,253,254
First Internet Bancorp.	1,199	42,505
German American Bancorp. Inc.	2,661	100,692
Glacier Bancorp. Inc.	9,563	479,011
HarborOne Bancorp Inc.	6,891	99,919
Lakeland Financial Corp.(b)	2,700	210,060
Live Oak Bancshares Inc.	7,191	270,669
Metropolitan Bank Holding Corp.(a)	1,554	107,816
MVB Financial Corp.	1,257	40,852
Origin Bancorp Inc.	2,738	117,926
Pathward Financial Inc.	3,506	118,222
Peapack Gladstone Financial Corp.	2,195	71,689
Seacoast Banking Corp. of Florida	12,074	432,008
ServisFirst Bancshares Inc.(b)	10,794	922,347
Silvergate Capital Corp., Class A(a)	6,995	652,564
Southern First Bancshares Inc.(a)	1,044	46,719
Stock Yards Bancorp. Inc.	3,337	230,754
Triumph Bancorp. Inc.(a)	2,803	203,638
Veritex Holdings Inc.	3,183	98,482
		7,611,372
Beverages — 0.7%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	2,074	789,012
Celsius Holdings Inc.(a)(b)	8,511	757,138
Coca-Cola Consolidated Inc.	714	366,282
Duckhorn Portfolio Inc. (The)(a)	6,774	124,235
MGP Ingredients Inc.	2,787	293,137
National Beverage Corp.	2,126	115,187
Vintage Wine Estates Inc.(a)(b)	3,410	25,029
Vita Coco Co. Inc. (The)(a)(b)	2,536	30,559
		2,500,579
Biotechnology — 8.7%
4D Molecular Therapeutics Inc.(a)	2,317	21,780
ACADIA Pharmaceuticals Inc.(a)	15,711	230,795
Adicet Bio Inc.(a)	4,006	67,661
ADMA Biologics Inc.(a)	38,921	83,291
Agenus Inc.(a)	36,372	93,840
Agios Pharmaceuticals Inc.(a)	6,104	131,663
Albireo Pharma Inc.(a)	4,254	88,441
Alkermes PLC(a)	36,124	924,774
Amicus Therapeutics Inc.(a)(b)	55,898	556,744
AnaptysBio Inc.(a)	2,153	45,084
Anavex Life Sciences Corp.(a)	5,249	53,855
Apellis Pharmaceuticals Inc.(a)	20,023	1,126,894
Arcturus Therapeutics Holdings Inc.(a)	2,606	45,735
Arrowhead Pharmaceuticals Inc.(a)	23,382	994,436
Atara Biotherapeutics Inc.(a)(b)	6,830	20,695
Avid Bioservices Inc.(a)(b)	13,643	268,085
Avidity Biosciences Inc.(a)	10,160	165,506
Beam Therapeutics Inc.(a)(b)	3,577	225,279
BioCryst Pharmaceuticals Inc.(a)	41,073	452,624
Biohaven Pharmaceutical Holding Co. Ltd.(a)	13,981	2,041,506

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Bioxcel Therapeutics Inc.(a)	2,355	$36,361
Blueprint Medicines Corp.(a)(b)	13,169	672,409
Bridgebio Pharma Inc.(a)(b)	23,815	206,238
C4 Therapeutics Inc.(a)	3,357	32,362
CareDx Inc.(a)(b)	11,731	279,081
Caribou Biosciences Inc.(a)(b)	1,395	11,327
Catalyst Pharmaceuticals Inc.(a)	14,610	149,606
Celldex Therapeutics Inc.(a)	10,309	316,693
Cerevel Therapeutics Holdings Inc.(a)	12,532	329,466
ChemoCentryx Inc.(a)	10,981	259,371
Chimerix Inc.(a)	7,763	17,001
Chinook Therapeutics Inc.(a)	10,513	194,596
Coherus Biosciences Inc.(a)	14,003	118,605
Crinetics Pharmaceuticals Inc.(a)	9,718	186,683
CTI BioPharma Corp.(a)	9,327	60,999
Cytokinetics Inc.(a)	18,902	800,122
Deciphera Pharmaceuticals Inc.(a)	10,518	133,473
Denali Therapeutics Inc.(a)	20,661	702,887
Dynavax Technologies Corp.(a)(b)	26,084	375,088
Editas Medicine Inc.(a)	5,169	82,239
Emergent BioSolutions Inc.(a)	4,861	168,385
Enanta Pharmaceuticals Inc.(a)	1,655	91,273
Enochian Biosciences Inc.(a)(b)	3,840	8,832
Exelixis Inc.(a)	70,818	1,481,513
Fate Therapeutics Inc.(a)	18,143	553,906
FibroGen Inc.(a)	9,048	113,824
Foghorn Therapeutics Inc.(a)(b)	4,339	63,480
Forma Therapeutics Holdings Inc.(a)	3,435	28,442
Geron Corp.(a)	84,111	159,811
Global Blood Therapeutics Inc.(a)(b)	9,019	295,102
Gossamer Bio Inc.(a)(b)	7,751	87,044
Halozyme Therapeutics Inc.(a)	30,458	1,489,396
Heron Therapeutics Inc.(a)	22,312	62,027
Ideaya Biosciences Inc.(a)	7,160	106,827
ImmunityBio Inc.(a)(b)	7,708	29,984
ImmunoGen Inc.(a)	44,351	210,224
Inhibrx Inc.(a)	2,550	44,217
Inovio Pharmaceuticals Inc.(a)	49,895	98,792
Insmed Inc.(a)	26,393	583,813
Intellia Therapeutics Inc.(a)	8,786	568,981
Ionis Pharmaceuticals Inc.(a)(b)	31,327	1,176,642
Iovance Biotherapeutics Inc.(a)(b)	30,431	354,521
IVERIC bio Inc.(a)	24,164	258,313
Janux Therapeutics Inc.(a)	2,632	32,689
Karuna Therapeutics Inc.(a)	4,889	636,792
Keros Therapeutics Inc.(a)(b)	2,924	93,802
Kezar Life Sciences Inc.(a)	9,339	91,242
Kura Oncology Inc.(a)	8,192	125,420
Kymera Therapeutics Inc.(a)	7,924	174,566
Ligand Pharmaceuticals Inc.(a)	3,742	344,376
Lyell Immunopharma Inc.(a)(b)	5,357	29,839
Madrigal Pharmaceuticals Inc.(a)	1,249	78,462
MannKind Corp.(a)	55,877	192,776
MeiraGTx Holdings PLC(a)	3,115	25,792
MiMedx Group Inc.(a)	11,257	38,499
Mirati Therapeutics Inc.(a)	6,975	449,190
Mirum Pharmaceuticals Inc.(a)	1,744	43,774
Morphic Holding Inc.(a)	6,058	160,355
Myovant Sciences Ltd.(a)	9,753	127,569
Myriad Genetics Inc.(a)	7,109	187,535
Security	Shares	Value

Biotechnology (continued)
Natera Inc.(a)	19,764	$928,908
Nurix Therapeutics Inc.(a)	4,873	77,773
Organogenesis Holdings Inc., Class A(a)	13,790	79,155
Prometheus Biosciences Inc.(a)	2,303	98,269
Protagonist Therapeutics Inc.(a)	9,954	99,042
Prothena Corp. PLC(a)	3,183	98,864
PTC Therapeutics Inc.(a)	15,790	687,655
RAPT Therapeutics Inc.(a)	2,655	48,905
Recursion Pharmaceuticals Inc., Class A(a)(b)	5,709	48,298
Relay Therapeutics Inc.(a)(b)	17,142	326,041
Replimune Group Inc.(a)	3,440	66,323
Rigel Pharmaceuticals Inc.(a)(b)	37,470	44,589
Sage Therapeutics Inc.(a)(b)	11,538	397,023
Sarepta Therapeutics Inc.(a)	19,316	1,795,422
Seres Therapeutics Inc.(a)	7,039	28,930
Sorrento Therapeutics Inc.(a)	86,074	223,792
SpringWorks Therapeutics Inc.(a)	2,819	84,232
Stoke Therapeutics Inc.(a)	1,602	23,694
Syndax Pharmaceuticals Inc.(a)	10,824	220,485
Tango Therapeutics Inc.(a)	13,984	57,195
TG Therapeutics Inc.(a)(b)	29,813	178,580
Travere Therapeutics Inc.(a)	11,909	280,338
Turning Point Therapeutics Inc.(a)	5,864	439,683
Twist Bioscience Corp.(a)	12,436	543,951
Ultragenyx Pharmaceutical Inc.(a)	15,478	824,668
Vanda Pharmaceuticals Inc.(a)	12,635	136,205
Vaxart Inc.(a)(b)	15,327	56,403
Veracyte Inc.(a)	15,857	417,673
Vericel Corp.(a)	10,387	337,993
Xencor Inc.(a)	13,208	378,938
Y-mAbs Therapeutics Inc.(a)	4,293	66,928
		32,567,277
Building Products — 1.5%
AAON Inc.(b)	9,258	557,054
Armstrong World Industries Inc.	10,367	926,291
AZEK Co. Inc. (The)(a)(b)	24,704	510,879
Gibraltar Industries Inc.(a)	3,312	154,968
Hayward Holdings Inc.(a)(b)	13,083	152,679
Insteel Industries Inc.	1,815	56,810
JELD-WEN Holding Inc.(a)	6,774	120,442
Masonite International Corp.(a)	2,714	247,055
PGT Innovations Inc.(a)	5,294	115,939
Resideo Technologies Inc.(a)	16,161	363,784
Simpson Manufacturing Co. Inc.	9,544	985,704
Tecnoglass Inc.	4,568	102,369
UFP Industries Inc.	7,288	672,026
Zurn Elkay Water Solutions Corp.	17,606	509,694
		5,475,694
Capital Markets — 1.5%
Artisan Partners Asset Management Inc., Class A	7,034	279,672
Assetmark Financial Holdings Inc.(a)(b)	2,325	44,152
Blue Owl Capital Inc.	76,812	876,425
Bridge Investment Group Holdings Inc., Class A	2,882	49,080
BrightSphere Investment Group Inc.	7,229	136,700
Cohen & Steers Inc.	5,626	414,580
Focus Financial Partners Inc., Class A(a)	6,525	263,806
Forge Global Holdings Inc.(a)(b)	22,472	120,000
Freedom Holding Corp./NV(a)(b)	3,705	198,329
GCM Grosvenor Inc., Class A	4,894	38,712

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Hamilton Lane Inc., Class A	7,768	$587,028
Houlihan Lokey Inc.	6,279	530,952
Interactive Brokers Group Inc., Class A	11,850	695,476
Open Lending Corp., Class A(a)	22,680	234,965
P10 Inc.(b)	8,093	95,740
Piper Sandler Cos	1,859	234,606
PJT Partners Inc., Class A	5,462	390,424
StepStone Group Inc., Class A	4,452	118,601
Virtus Investment Partners Inc.	822	169,595
		5,478,843
Chemicals — 2.5%
Amyris Inc.(a)(b)	43,872	78,092
Ashland Global Holdings Inc.	6,759	679,077
Aspen Aerogels Inc.(a)	5,894	77,093
Avient Corp.	12,654	546,020
Axalta Coating Systems Ltd.(a)	24,490	617,638
Balchem Corp.	7,107	964,846
Chase Corp.	781	71,009
Danimer Scientific Inc.(a)(b)	18,729	86,528
Ecovyst Inc.	7,774	79,528
Element Solutions Inc.	28,396	561,105
GCP Applied Technologies Inc.(a)	7,267	228,910
Ginkgo Bioworks Holdings Inc.(a)(b)	213,007	609,200
Hawkins Inc.	4,203	167,069
HB Fuller Co.(b)	6,835	438,807
Huntsman Corp.	15,252	441,698
Innospec Inc.	3,162	322,524
Intrepid Potash Inc.(a)	1,351	61,606
Kronos Worldwide Inc.	1,541	27,075
Livent Corp.(a)(b)	35,697	888,498
LSB Industries Inc.(a)	3,058	42,231
Perimeter Solutions SA(a)	36,241	418,584
Quaker Chemical Corp.	2,968	481,439
Scotts Miracle-Gro Co. (The)	3,386	301,185
Sensient Technologies Corp.	4,581	393,874
Stepan Co.	2,122	238,110
Valvoline Inc.	15,085	486,039
		9,307,785
Commercial Services & Supplies — 1.5%
ACV Auctions Inc., Class A(a)(b)	25,093	185,437
Aris Water Solution Inc., Class A	4,361	92,322
Brady Corp., Class A, NVS	3,681	176,136
Brink’s Co. (The)	5,622	320,117
Casella Waste Systems Inc., Class A(a)	11,172	904,373
Clean Harbors Inc.(a)	6,502	634,530
Driven Brands Holdings Inc.(a)(b)	12,275	372,914
Harsco Corp.(a)	6,653	32,001
Heritage-Crystal Clean Inc.(a)	1,791	60,106
IAA Inc.(a)	18,698	705,476
KAR Auction Services Inc.(a)	11,812	201,985
MillerKnoll Inc.	7,423	223,507
Montrose Environmental Group Inc.(a)	3,166	127,020
MSA Safety Inc.	3,969	509,381
Steelcase Inc., Class A	7,455	82,974
Stericycle Inc.(a)	7,269	340,698
UniFirst Corp./MA	1,550	303,630
Viad Corp.(a)	3,250	109,753
VSE Corp.	945	39,643
		5,422,003
Security	Shares	Value

Communications Equipment — 1.1%
Calix Inc.(a)	12,291	$701,079
Cambium Networks Corp.(a)	2,456	46,295
Casa Systems Inc.(a)	3,835	16,951
Clearfield Inc.(a)(b)	2,534	249,726
Digi International Inc.(a)	4,550	129,629
Extreme Networks Inc.(a)	18,308	239,469
Harmonic Inc.(a)	23,128	252,558
Infinera Corp.(a)	47,468	310,915
Lumentum Holdings Inc.(a)	7,963	720,333
NetScout Systems Inc.(a)	6,883	244,897
Plantronics Inc.(a)	4,849	192,942
Viasat Inc.(a)	16,446	541,567
Viavi Solutions Inc.(a)	28,668	424,286
		4,070,647
Construction & Engineering — 1.3%
Ameresco Inc., Class A(a)(b)	6,864	392,758
API Group Corp.(a)	27,895	494,020
Arcosa Inc.	6,071	313,021
Comfort Systems USA Inc.(b)	3,757	396,965
Construction Partners Inc., Class A(a)(b)	9,134	217,207
Dycom Industries Inc.(a)(b)	2,994	308,861
EMCOR Group Inc.	4,633	539,142
Fluor Corp.(a)	15,657	397,844
Granite Construction Inc.	3,261	97,504
Great Lakes Dredge & Dock Corp.(a)	4,636	59,944
IES Holdings Inc.(a)	682	22,506
Infrastructure and Energy Alternatives Inc.(a)	4,533	64,006
MasTec Inc.(a)	4,790	378,075
MYR Group Inc.(a)(b)	2,009	191,317
NV5 Global Inc.(a)	2,634	357,170
Valmont Industries Inc.	2,563	695,803
		4,926,143
Construction Materials — 0.3%
Eagle Materials Inc.	6,176	780,955
Summit Materials Inc., Class A(a)(b)	16,704	459,527
		1,240,482
Consumer Finance — 0.6%
Atlanticus Holdings Corp.(a)	445	17,195
Encore Capital Group Inc.(a)	2,226	161,229
FirstCash Holdings Inc.	3,407	249,597
Green Dot Corp., Class A(a)	3,604	101,272
LendingClub Corp.(a)	12,235	169,455
Moneylion Inc.(a)(b)	23,047	36,184
Nelnet Inc., Class A	2,989	284,224
SoFi Technologies Inc.(a)(b)	161,958	1,021,955
Upstart Holdings Inc.(a)(b)	11,353	276,218
World Acceptance Corp.(a)	361	39,990
		2,357,319
Containers & Packaging — 0.3%
Graphic Packaging Holding Co.(b)	33,277	740,413
Myers Industries Inc.	5,773	140,457
Pactiv Evergreen Inc.	4,243	43,364
Ranpak Holdings Corp.(a)(b)	9,245	47,242
		971,476
Distributors — 0.0%
Funko Inc., Class A(a)	2,987	78,289

Diversified Consumer Services — 1.3%
American Public Education Inc.(a)	1,658	26,047

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
Carriage Services Inc.	1,222	$44,334
Chegg Inc.(a)	27,771	591,522
Coursera Inc.(a)(b)	18,944	263,132
Duolingo Inc, Class A(a)(b)	4,506	413,426
European Wax Center Inc., Class A	3,719	77,801
frontdoor Inc.(a)	7,144	191,245
Grand Canyon Education Inc.(a)	4,599	441,826
H&R Block Inc.	17,597	703,176
Laureate Education Inc., Class A	11,657	138,019
Mister Car Wash Inc.(a)(b)	8,558	99,273
OneSpaWorld Holdings Ltd.(a)(b)	13,365	96,362
PowerSchool Holdings Inc., Class A(a)	4,811	69,327
Rover Group Inc.(a)(b)	17,046	74,491
Strategic Education Inc.	2,205	158,385
Stride Inc.(a)(b)	6,281	280,635
Terminix Global Holdings Inc.(a)	26,846	1,200,016
Udemy Inc.(a)	3,353	40,068
		4,909,085
Diversified Financial Services — 0.1%
Cannae Holdings Inc.(a)	10,260	216,589

Diversified Telecommunication Services — 0.7%
Anterix Inc.(a)	2,015	89,647
AST SpaceMobile Inc.(a)(b)	8,699	61,154
Bandwidth Inc., Class A(a)(b)	5,083	84,530
Cogent Communications Holdings Inc.	5,776	368,567
Globalstar Inc.(a)(b)	147,647	206,706
IDT Corp., Class B(a)	1,528	39,774
Iridium Communications Inc.(a)(b)	28,282	1,264,488
Liberty Latin America Ltd., Class A(a)	3,594	26,488
Liberty Latin America Ltd., Class C, NVS(a)	14,041	103,061
Radius Global Infrastructure Inc., Class A(a)	15,798	241,393
		2,485,808
Electric Utilities — 0.2%
MGE Energy Inc.	3,264	265,625
Otter Tail Corp.	3,949	277,496
		543,121
Electrical Equipment — 1.8%
Acuity Brands Inc.	3,088	563,251
Allied Motion Technologies Inc.	2,776	74,785
Array Technologies Inc.(a)	9,808	165,265
Babcock & Wilcox Enterprises Inc.(a)	12,029	95,751
Blink Charging Co.(a)(b)	4,435	93,889
Bloom Energy Corp., Class A(a)	35,781	723,850
ChargePoint Holdings Inc., Class A(a)(b)	39,323	594,171
Encore Wire Corp.(b)	1,864	258,108
EnerSys	3,360	221,458
Fluence Energy Inc., Class A(a)(b)	3,911	53,737
FuelCell Energy Inc.(a)(b)	81,840	293,806
Shoals Technologies Group Inc., Class A(a)(b)	24,884	588,009
Stem Inc.(a)	29,659	336,036
Sunrun Inc.(a)	46,431	1,517,829
TPI Composites Inc.(a)	2,990	49,245
Vertiv Holdings Co.(b)	67,592	771,901
Vicor Corp.(a)	4,771	348,092
		6,749,183
Electronic Equipment, Instruments & Components — 2.4%
908 Devices Inc.(a)(b)	3,686	82,935
Advanced Energy Industries Inc.(b)	3,307	295,943
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Aeva Technologies Inc.(a)	20,299	$71,656
AEye Inc.(a)(b)	23,285	52,158
Badger Meter Inc.	6,470	622,349
Belden Inc.(b)	3,300	213,576
Benchmark Electronics Inc.	3,270	83,647
Cepton Inc.(a)(b)	5,364	7,885
CTS Corp.	7,122	289,723
ePlus Inc.(a)	3,348	186,048
Fabrinet(a)	4,200	403,452
FARO Technologies Inc.(a)	4,090	133,007
II-VI Inc.(a)	11,462	603,360
IPG Photonics Corp.(a)	2,945	313,878
Itron Inc.(a)	9,963	581,839
Knowles Corp.(a)	9,485	187,329
Lightwave Logic Inc.(a)(b)	22,956	244,941
Littelfuse Inc.	5,463	1,523,467
MicroVision Inc.(a)(b)	15,747	81,097
Mirion Technologies Inc.(a)	10,033	68,224
Napco Security Technologies Inc.(a)(b)	6,459	165,738
National Instruments Corp.	16,658	633,004
nLight Inc.(a)	9,702	118,947
Novanta Inc.(a)	7,892	1,216,946
Ouster Inc.(a)	16,272	28,639
PAR Technology Corp.(a)(b)	5,684	236,568
Plexus Corp.(a)	3,445	323,658
SmartRent Inc.(a)	19,571	110,772
Velodyne Lidar Inc.(a)(b)	17,404	18,274
Vishay Precision Group Inc.(a)	1,508	47,019
		8,946,079
Energy Equipment & Services — 1.0%
Cactus Inc., Class A(b)	13,364	555,809
ChampionX Corp.	25,275	527,995
Core Laboratories NV(b)	10,348	195,991
DMC Global Inc.(a)	4,307	98,027
Dril-Quip Inc.(a)	5,066	129,943
Liberty Energy Inc., Class A(a)	27,866	395,697
Nabors Industries Ltd.(a)	897	127,813
Noble Corp.(a)	5,873	176,190
Oceaneering International Inc.(a)	12,950	137,529
Patterson-UTI Energy Inc.	47,851	791,934
ProPetro Holding Corp.(a)	12,665	133,236
RPC Inc.(a)(b)	15,463	126,178
Select Energy Services Inc., Class A(a)	7,032	52,529
Solaris Oilfield Infrastructure Inc., Class A	6,444	71,464
TETRA Technologies Inc.(a)	28,065	122,925
Weatherford International PLC(a)	8,316	192,349
		3,835,609
Entertainment — 0.7%
IMAX Corp.(a)(b)	10,909	183,380
Liberty Media Corp.-Liberty Braves, Class A(a)	1,601	46,205
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	8,352	231,100
Madison Square Garden Entertainment Corp.(a)(b)	2,322	135,210
Madison Square Garden Sports Corp.(a)	2,543	391,063
Playstudios Inc.(a)(b)	17,302	69,554
Warner Music Group Corp., Class A	25,501	765,030
World Wrestling Entertainment Inc., Class A(b)	9,550	661,910
		2,483,452
Equity Real Estate Investment Trusts (REITs) — 6.4%
Acadia Realty Trust	8,626	147,763

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Agree Realty Corp.	9,251	$736,287
Alexander & Baldwin Inc.	16,217	322,880
American Assets Trust Inc.	5,846	176,725
Apartment Investment & Management Co., Class A(a)	19,073	158,687
Apple Hospitality REIT Inc.	47,045	784,711
Broadstone Net Lease Inc.	24,440	554,055
Centerspace	1,449	124,455
Chatham Lodging Trust(a)	4,290	52,166
City Office REIT Inc.	4,909	69,217
Community Healthcare Trust Inc.	5,133	199,930
Corporate Office Properties Trust(b)	16,844	474,159
Cousins Properties Inc.	12,567	387,692
CTO Realty Growth Inc.	3,948	83,698
DiamondRock Hospitality Co.(a)	46,752	433,859
Douglas Emmett Inc.	13,201	312,072
Easterly Government Properties Inc.	11,559	234,301
EPR Properties	8,443	454,318
Essential Properties Realty Trust Inc.	17,415	420,050
Farmland Partners Inc.	4,677	69,407
First Industrial Realty Trust Inc.	19,884	1,032,974
Four Corners Property Trust Inc.	11,098	324,395
Gladstone Commercial Corp.	3,674	76,970
Gladstone Land Corp.	4,695	127,281
Global Medical REIT Inc.	7,524	91,642
Global Net Lease Inc.	7,801	117,717
Healthcare Realty Trust Inc.	36,864	967,680
Hudson Pacific Properties Inc.	15,413	231,812
Independence Realty Trust Inc.	48,837	1,084,181
Indus Realty Trust Inc.	1,449	88,505
Innovative Industrial Properties Inc.	6,198	597,549
InvenTrust Properties Corp.	8,068	231,310
Kite Realty Group Trust	26,060	518,333
LXP Industrial Trust	34,345	376,765
Macerich Co. (The)	27,750	294,427
National Storage Affiliates Trust(b)	18,616	1,020,901
NETSTREIT Corp.	10,606	217,423
NexPoint Residential Trust Inc.	3,459	230,162
One Liberty Properties Inc.	1,304	36,186
Orion Office REIT Inc.(b)	12,665	138,555
Outfront Media Inc.	21,329	393,733
Pebblebrook Hotel Trust	29,015	567,533
Phillips Edison & Co. Inc.	15,760	536,470
Physicians Realty Trust	21,602	383,868
Piedmont Office Realty Trust Inc., Class A	8,707	119,808
Plymouth Industrial REIT Inc.	4,684	90,214
Rayonier Inc.	32,321	1,220,118
Retail Opportunity Investments Corp.	14,523	253,572
RLJ Lodging Trust	24,816	309,952
RPT Realty	9,858	107,156
Ryman Hospitality Properties Inc.(a)	12,197	1,079,922
Safehold Inc.	3,466	147,790
Saul Centers Inc.	1,375	71,885
Service Properties Trust	16,242	106,223
SITE Centers Corp.	17,547	256,362
Spirit Realty Capital Inc.	12,786	566,931
STAG Industrial Inc.	24,662	808,420
Sunstone Hotel Investors Inc.(a)	47,576	539,036
Tanger Factory Outlet Centers Inc.	10,005	162,781
Terreno Realty Corp.	16,709	1,046,819
UMH Properties Inc.	4,189	89,268
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Uniti Group Inc.	16,471	$164,216
Universal Health Realty Income Trust	1,213	65,381
Urban Edge Properties	14,689	241,340
Urstadt Biddle Properties Inc., Class A	2,438	44,859
Xenia Hotels & Resorts Inc.(a)	25,435	417,643
		23,792,500
Food & Staples Retailing — 0.5%
Andersons Inc. (The)	3,000	108,510
Casey’s General Stores Inc.	4,397	891,052
Chefs’ Warehouse Inc. (The)(a)	3,177	109,956
Grocery Outlet Holding Corp.(a)	9,504	406,011
Ingles Markets Inc., Class A	1,500	143,190
PriceSmart Inc.	2,183	144,907
		1,803,626
Food Products — 1.3%
Benson Hill Inc.(a)(b)	29,477	95,800
Beyond Meat Inc.(a)(b)	13,369	427,674
BRC Inc.(a)(b)	6,774	63,608
Calavo Growers Inc.	1,255	50,577
Cal-Maine Foods Inc.	8,311	424,775
Freshpet Inc.(a)	10,573	565,021
Hain Celestial Group Inc. (The)(a)	7,048	160,342
Hostess Brands Inc.(a)	21,128	477,915
J&J Snack Foods Corp.	1,999	270,885
Lancaster Colony Corp.	2,594	343,394
Local Bounti Corp.(a)	6,975	26,993
Mission Produce Inc.(a)	3,368	47,758
Pilgrim’s Pride Corp.(a)	3,738	117,261
Post Holdings Inc.(a)	6,544	568,935
Seaboard Corp.	32	129,940
Simply Good Foods Co. (The)(a)	19,521	636,775
Sovos Brands Inc.(a)(b)	5,279	74,751
Tattooed Chef Inc.(a)(b)	9,878	62,330
Tootsie Roll Industries Inc.	3,971	139,462
Utz Brands Inc.	5,191	87,313
Vital Farms Inc.(a)	5,210	61,478
		4,832,987
Gas Utilities — 0.2%
Chesapeake Utilities Corp.	1,897	260,135
ONE Gas Inc.	4,854	412,299
		672,434
Health Care Equipment & Supplies — 6.5%
Alphatec Holdings Inc.(a)	15,066	113,598
AngioDynamics Inc.(a)	3,648	82,773
Artivion Inc.(a)	3,222	63,151
AtriCure Inc.(a)	10,243	506,107
Atrion Corp.	309	208,853
Avanos Medical Inc.(a)	4,980	141,283
Axonics Inc.(a)	10,427	676,399
BioLife Solutions Inc.(a)	3,311	63,803
Bioventus Inc., Class A(a)	2,029	17,226
Butterfly Network Inc.(a)(b)	30,151	130,855
Cardiovascular Systems Inc.(a)	3,728	57,448
Cerus Corp.(a)	39,139	211,351
CONMED Corp.	6,519	636,450
CryoPort Inc.(a)	6,701	249,277
Cutera Inc.(a)(b)	3,689	171,243
Enovis Corp.(a)	5,167	308,573
Envista Holdings Corp.(a)(b)	22,566	917,308

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Establishment Labs Holdings Inc.(a)(b)	4,854	$287,794
Figs Inc., Class A(a)(b)	8,296	87,689
Glaukos Corp.(a)	10,446	562,517
Globus Medical Inc., Class A(a)	17,546	1,029,775
Haemonetics Corp.(a)	5,169	359,194
Heska Corp.(a)	2,378	217,563
ICU Medical Inc.(a)(b)	2,582	457,453
Inari Medical Inc.(a)	7,513	582,859
Inspire Medical Systems Inc.(a)	6,095	1,273,794
Integer Holdings Corp.(a)	3,617	252,792
Integra LifeSciences Holdings Corp.(a)	15,831	871,338
iRadimed Corp.	1,457	61,558
iRhythm Technologies Inc.(a)	6,573	1,016,383
Lantheus Holdings Inc.(a)	15,173	1,164,073
LeMaitre Vascular Inc.	4,279	215,448
LivaNova PLC(a)	4,574	291,227
Masimo Corp.(a)	6,024	870,950
Meridian Bioscience Inc.(a)(b)	9,712	307,482
Merit Medical Systems Inc.(a)	11,303	649,696
Mesa Laboratories Inc.	1,164	248,223
Neogen Corp.(a)(b)	23,811	550,748
Nevro Corp.(a)	7,828	339,344
NuVasive Inc.(a)	8,137	427,355
Omnicell Inc.(a)	9,770	1,075,872
Orthofix Medical Inc.(a)(b)	4,340	111,321
OrthoPediatrics Corp.(a)	3,202	151,294
Outset Medical Inc.(a)	9,271	143,237
Paragon 28 Inc.(a)(b)	1,669	31,711
Penumbra Inc.(a)	7,834	1,091,903
PROCEPT BioRobotics Corp.(a)(b)	1,538	58,905
Pulmonx Corp.(a)	7,893	134,497
Senseonics Holdings Inc.(a)(b)	92,838	119,761
Shockwave Medical Inc.(a)	7,902	1,666,769
SI-BONE Inc.(a)	6,059	81,433
Silk Road Medical Inc.(a)	7,818	355,797
STAAR Surgical Co.(a)	10,561	852,273
Surmodics Inc.(a)	3,140	109,272
Tandem Diabetes Care Inc.(a)	14,108	934,091
TransMedics Group Inc.(a)(b)	6,191	249,993
Treace Medical Concepts Inc.(a)	2,650	44,838
UFP Technologies Inc.(a)	1,501	120,861
ViewRay Inc.(a)	33,804	103,102
		24,117,883
Health Care Providers & Services — 3.8%
1Life Healthcare Inc.(a)	22,362	378,812
Acadia Healthcare Co. Inc.(a)	13,103	1,086,370
Accolade Inc.(a)	4,929	45,544
AdaptHealth Corp.(a)(b)	12,343	272,904
Addus HomeCare Corp.(a)	3,569	331,239
Agiliti Inc.(a)(b)	6,242	136,637
AirSculpt Technologies Inc.(a)	1,570	12,199
Alignment Healthcare Inc.(a)	2,498	36,671
Amedisys Inc.(a)	7,207	863,759
AMN Healthcare Services Inc.(a)	3,809	428,284
Apollo Medical Holdings Inc.(a)(b)	8,463	448,793
Cano Health Inc.(a)(b)	42,236	257,217
CareMax Inc.(a)	14,460	103,389
Castle Biosciences Inc.(a)	5,461	152,690
Clover Health Investments Corp.(a)(b)	28,060	78,568
CorVel Corp.(a)	2,062	340,003
Security	Shares	Value

Health Care Providers & Services (continued)
Covetrus Inc.(a)	9,284	$192,829
DocGo Inc.(a)(b)	16,649	128,697
Encompass Health Corp.	8,671	438,926
Ensign Group Inc. (The)	11,663	929,424
Guardant Health Inc.(a)	22,524	1,130,029
Hanger Inc.(a)	2,543	47,223
HealthEquity Inc.(a)	18,647	1,084,696
Hims & Hers Health Inc.(a)	16,040	99,288
Innovage Holding Corp.(a)(b)	3,834	17,061
Invitae Corp.(a)(b)	15,065	28,623
Joint Corp. (The)(a)	3,157	53,985
LifeStance Health Group Inc.(a)(b)	8,965	53,431
ModivCare Inc.(a)	1,098	109,580
National Research Corp.	1,944	73,678
Oak Street Health Inc.(a)(b)	30,930	895,423
Option Care Health Inc.(a)	30,662	1,030,243
Pennant Group Inc. (The)(a)(b)	3,029	40,407
PetIQ Inc.(a)	5,868	96,235
Privia Health Group Inc.(a)	6,011	221,085
Progyny Inc.(a)(b)	15,658	478,039
R1 RCM Inc.(a)	29,700	742,500
RadNet Inc.(a)	10,336	212,612
Select Medical Holdings Corp.	8,477	251,089
Sema4 Holdings Corp.(a)	23,916	38,744
Signify Health Inc., Class A(a)(b)	5,371	91,898
Surgery Partners Inc.(a)	7,938	312,598
U.S. Physical Therapy Inc.	2,892	375,324
		14,146,746
Health Care Technology — 1.3%
Allscripts Healthcare Solutions Inc.(a)	14,094	222,967
American Well Corp., Class A(a)	22,340	87,126
Certara Inc.(a)	22,968	528,034
Change Healthcare Inc.(a)	28,559	693,127
Definitive Healthcare Corp.(a)(b)	5,879	152,737
Doximity Inc., Class A(a)(b)	20,445	865,232
Evolent Health Inc., Class A(a)	11,861	403,155
GoodRx Holdings Inc., Class A(a)(b)	15,323	95,462
Health Catalyst Inc.(a)	4,956	82,964
HealthStream Inc.(a)	3,507	84,378
Nutex Health Inc.(a)(b)	5,630	14,863
OptimizeRx Corp.(a)	3,957	88,914
Pear Therapeutics Inc.(a)	4,802	7,155
Phreesia Inc.(a)	11,458	269,149
Schrodinger Inc.(a)(b)	10,485	328,181
Sharecare Inc.(a)	64,843	92,726
Simulations Plus Inc.	3,494	224,140
Teladoc Health Inc.(a)	17,818	656,593
		4,896,903
Hotels, Restaurants & Leisure — 3.7%
Accel Entertainment Inc.(a)	12,141	146,420
Bally’s Corp.(a)(b)	6,353	139,575
BJ’s Restaurants Inc.(a)	3,000	70,410
Bowlero Corp.(a)	8,957	102,468
Boyd Gaming Corp.	17,699	982,472
Chuy’s Holdings Inc.(a)	2,017	44,838
Cracker Barrel Old Country Store Inc.	1,714	162,950
Dave & Buster’s Entertainment Inc.(a)	4,516	168,718
Denny’s Corp.(a)	4,556	44,239
DraftKings Inc., Class A (a)(b)	79,275	1,088,446

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Dutch Bros. Inc.(a)(b)	6,036	$226,290
Everi Holdings Inc.(a)(b)	20,487	393,555
F45 Training Holdings Inc.(a)	5,358	10,555
First Watch Restaurant Group Inc.(a)	2,302	38,259
Hyatt Hotels Corp., Class A(a)	11,314	936,234
Jack in the Box Inc.	3,014	208,388
Krispy Kreme Inc.(b)	6,568	93,791
Kura Sushi USA Inc., Class A(a)	932	78,698
Lindblad Expeditions Holdings Inc.(a)(b)	6,775	53,523
Marriott Vacations Worldwide Corp.(b)	6,140	840,689
Membership Collective Group Inc., Class A(a)(b)	6,621	44,692
Monarch Casino & Resort Inc.(a)	2,935	188,280
Papa John’s International Inc.	3,741	358,724
Penn National Gaming Inc.(a)(b)	21,394	739,163
Planet Fitness Inc., Class A(a)	18,752	1,477,845
Portillo’s Inc., Class A(a)(b)	4,691	107,096
RCI Hospitality Holdings Inc.	1,722	98,085
Red Rock Resorts Inc., Class A	11,726	461,184
Rush Street Interactive Inc.(a)	7,034	38,968
Ruth’s Hospitality Group Inc.	3,919	68,778
Scientific Games Corp., Class A(a)(b)	13,042	664,359
SeaWorld Entertainment Inc.(a)	6,076	290,007
Shake Shack Inc., Class A(a)	8,703	447,856
Six Flags Entertainment Corp.(a)	11,250	255,038
Sonder Holdings Inc.(a)	12,589	19,513
Sweetgreen Inc., Class A (a)	2,922	45,905
Texas Roadhouse Inc.	15,058	1,313,359
Vacasa Inc., Class A(a)	20,125	52,526
Wendy’s Co. (The)	17,279	363,377
Wingstop Inc.	6,619	835,185
Xponential Fitness Inc., Class A(a)	2,933	43,526
		13,743,984
Household Durables — 1.8%
Cavco Industries Inc.(a)	1,878	484,130
Century Communities Inc.	3,457	176,895
Cricut Inc., Class A(a)(b)	9,622	64,852
Dream Finders Homes Inc., Class A(a)(b)	1,938	25,194
Helen of Troy Ltd.(a)	3,248	434,550
Installed Building Products Inc.	5,127	519,980
iRobot Corp.(a)(b)	3,626	166,832
Leggett & Platt Inc.	9,698	384,429
LGI Homes Inc.(a)	2,047	230,902
Lovesac Co. (The)(a)	2,924	91,112
Meritage Homes Corp.(a)	3,299	291,302
Skyline Champion Corp.(a)	11,667	738,521
Snap One Holdings Corp.(a)(b)	1,822	22,155
Sonos Inc.(a)(b)	28,261	624,851
Taylor Morrison Home Corp.(a)	10,289	295,294
Tempur Sealy International Inc.	17,052	468,589
TopBuild Corp.(a)	7,235	1,531,794
Traeger Inc.(a)(b)	2,208	6,779
Vizio Holding Corp., Class A(a)(b)	8,327	76,275
Weber Inc., Class A(b)	1,882	11,988
		6,646,424
Household Products — 0.3%
Energizer Holdings Inc.	9,972	294,473
Spectrum Brands Holdings Inc.	3,691	256,672
WD-40 Co.	3,021	535,835
		1,086,980
Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.4%
Altus Power Inc.(a)	8,705	$68,247
Clearway Energy Inc., Class A	2,730	94,267
Clearway Energy Inc., Class C	6,308	236,802
Ormat Technologies Inc.(b)	6,789	587,520
Sunnova Energy International Inc.(a)(b)	21,086	548,658
		1,535,494
Insurance — 1.9%
Assured Guaranty Ltd.	5,785	337,786
BRP Group Inc., Class A(a)	12,283	338,642
Goosehead Insurance Inc., Class A	4,574	257,104
Hagerty Inc., Class A(a)(b)	3,545	40,697
HCI Group Inc.	1,263	86,478
Hippo Holdings Inc.(a)(b)	85,363	72,900
Kinsale Capital Group Inc.	4,760	1,157,680
Lemonade Inc.(a)(b)	4,023	75,834
Oscar Health Inc., Class A(a)	8,421	45,473
Palomar Holdings Inc.(a)(b)	5,306	330,935
Primerica Inc.	3,659	470,877
ProAssurance Corp.	3,962	87,679
RenaissanceRe Holdings Ltd.	5,141	664,783
RLI Corp.	8,813	969,254
Ryan Specialty Group Holdings Inc., Class A(a)(b)	9,077	392,489
Selective Insurance Group Inc.(b)	4,173	324,910
Stewart Information Services Corp.	2,250	122,962
Trupanion Inc.(a)	7,657	482,621
White Mountains Insurance Group Ltd.	661	819,263
		7,078,367
Interactive Media & Services — 0.7%
Bumble Inc., Class A(a)	16,031	607,896
BuzzFeed Inc.(a)	2,803	5,270
Cargurus Inc.(a)	19,483	473,242
Eventbrite Inc., Class A(a)(b)	6,159	57,648
fuboTV Inc.(a)(b)	20,591	51,683
MediaAlpha Inc., Class A(a)	2,533	31,207
Nextdoor Holdings Inc.(a)(b)	21,322	71,429
QuinStreet Inc.(a)	6,570	70,627
Shutterstock Inc.	5,118	289,167
System1 Inc.(a)(b)	3,532	29,033
TripAdvisor Inc.(a)	7,817	148,601
Vimeo Inc.(a)(b)	34,678	192,810
Yelp Inc.(a)(b)	9,175	281,305
Ziff Davis Inc.(a)	5,080	416,001
ZipRecruiter Inc.(a)(b)	1,313	23,017
		2,748,936
Internet & Direct Marketing Retail — 0.8%
1-800-Flowers.com Inc., Class A(a)	2,813	28,046
Boxed Inc.(a)(b)	5,495	10,331
Chewy Inc., Class A(a)(b)	20,021	777,015
Duluth Holdings Inc., Class B(a)	1,279	12,329
Groupon Inc.(a)	1,933	20,490
Lands’ End Inc.(a)	957	12,202
Liquidity Services Inc.(a)	5,819	117,136
Lulu’s Fashion Lounge Holdings Inc.(a)	1,275	7,140
Overstock.com Inc.(a)(b)	9,428	273,412
PetMed Express Inc.	2,051	44,753
Porch Group Inc.(a)	16,849	32,518
Poshmark Inc., Class A(a)	9,100	98,189
RealReal Inc. (The)(a)	18,085	42,138
Revolve Group Inc.(a)	9,000	254,880

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Stitch Fix Inc., Class A(a)	10,315	$61,580
Vivid Seats Inc., Class A(b)	4,999	41,792
Wayfair Inc., Class A(a)(b)	17,604	949,032
Xometry Inc., Class A(a)(b)	2,120	80,560
		2,863,543
IT Services — 3.6%
Affirm Holdings Inc.(a)(b)	36,456	978,479
AvidXchange Holdings Inc.(a)	6,102	44,056
BigCommerce Holdings Inc., Series 1(a)	13,336	208,708
Cantaloupe Inc.(a)	12,703	77,107
Core Scientific Inc.(a)(b)	51,038	128,105
Cyxtera Technologies Inc.(a)(b)	3,439	41,921
DigitalOcean Holdings Inc.(a)(b)	3,786	155,150
Edgio Inc.(a)	17,139	43,362
Euronet Worldwide Inc.(a)	11,173	1,097,971
EVERTEC Inc.	6,590	256,944
Evo Payments Inc., Class A(a)	10,552	288,492
ExlService Holdings Inc.(a)	7,359	1,239,035
Fastly Inc., Class A(a)(b)	24,250	275,722
Flywire Corp.(a)	2,430	57,008
Grid Dynamics Holdings Inc.(a)	10,436	196,927
Hackett Group Inc. (The)	6,211	130,245
I3 Verticals Inc., Class A(a)(b)	4,854	131,689
International Money Express Inc.(a)	7,365	177,055
Marqeta Inc., Class A(a)(b)	80,405	771,084
Maximus Inc.	5,278	352,834
Paya Holdings Inc., Class A(a)	18,938	132,377
Payoneer Global Inc.(a)	23,067	123,178
Perficient Inc.(a)(b)	7,646	806,806
Repay Holdings Corp.(a)(b)	16,970	227,398
Shift4 Payments Inc., Class A(a)	11,878	432,716
SolarWinds Corp.	3,983	42,658
Squarespace Inc., Class A(a)	6,191	131,683
Switch Inc., Class A	31,024	1,048,921
TaskUS Inc., Class A(a)(b)	6,042	127,063
Thoughtworks Holding Inc.(a)	8,117	127,112
Toast Inc., Class A(a)	53,791	859,580
TTEC Holdings Inc.	4,048	296,192
Tucows Inc., Class A(a)(b)	2,066	95,594
Verra Mobility Corp.(a)(b)	28,346	467,426
WEX Inc.(a)(b)	9,946	1,653,125
		13,223,723
Leisure Products — 0.7%
Acushnet Holdings Corp.	2,616	127,478
AMMO Inc.(a)(b)	19,130	93,354
Callaway Golf Co.(a)	25,664	588,989
Clarus Corp.(b)	5,285	108,977
Latham Group Inc.(a)	7,032	38,606
Malibu Boats Inc., Class A(a)	1,507	94,112
Peloton Interactive Inc., Class A(a)	68,057	645,861
Solo Brands Inc., Class A(a)(b)	1,113	5,554
YETI Holdings Inc.(a)(b)	19,072	968,285
		2,671,216
Life Sciences Tools & Services — 1.3%
10X Genomics Inc., Class A(a)	20,719	831,868
AbCellera Biologics Inc.(a)	26,346	264,514
Absci Corp.(a)(b)	3,161	10,400
Adaptive Biotechnologies Corp.(a)(b)	11,326	103,746
Azenta Inc.	16,571	1,131,137
Security	Shares	Value

Life Sciences Tools & Services (continued)
BioNano Genomics Inc.(a)(b)	63,097	$117,360
Codexis Inc.(a)	12,941	88,775
Cytek Biosciences Inc.(a)	1,561	19,981
Maravai LifeSciences Holdings Inc., Class A(a)	10,959	285,920
Medpace Holdings Inc.(a)	5,957	1,009,890
NanoString Technologies Inc.(a)	10,404	133,171
Pacific Biosciences of California Inc.(a)(b)	49,535	216,468
Quanterix Corp.(a)	3,800	60,762
Science 37 Holdings Inc(a)	11,372	22,630
Seer Inc., Class A(a)	4,242	38,178
SomaLogic Inc.(a)	31,637	159,767
Sotera Health Co.(a)	21,923	420,922
		4,915,489
Machinery — 4.3%
Alamo Group Inc.	1,185	153,351
Albany International Corp., Class A	4,148	378,588
Altra Industrial Motion Corp.	4,649	194,003
Astec Industries Inc.	2,119	104,106
Berkshire Grey Inc., Class A(a)(b)	8,902	15,668
Blue Bird Corp.(a)(b)	1,519	16,952
Chart Industries Inc.(a)(b)	7,920	1,545,113
Columbus McKinnon Corp./NY(b)	3,228	106,847
Crane Holdings Co.	4,479	443,107
Desktop Metal Inc., Class A(a)(b)	40,933	87,187
Donaldson Co. Inc.	14,354	781,001
Energy Recovery Inc.(a)	8,425	187,288
Enerpac Tool Group Corp.	13,364	271,289
EnPro Industries Inc.	2,259	211,171
ESCO Technologies Inc.	5,741	445,215
Evoqua Water Technologies Corp.(a)	26,835	1,022,682
Federal Signal Corp.	6,925	287,526
Flowserve Corp.(b)	14,228	481,476
Franklin Electric Co. Inc.	8,588	779,962
Gorman-Rupp Co. (The)	2,511	77,088
Greenbrier Companies Inc. (The)	4,081	129,857
Helios Technologies Inc.	7,162	492,889
Hillman Solutions Corp.(a)	7,937	82,148
Hydrofarm Holdings Group Inc.(a)(b)	7,922	25,588
Hyzon Motors Inc.(a)(b)	19,432	78,117
Ideanomics Inc.(a)(b)	96,480	65,751
ITT Inc.	10,487	786,840
John Bean Technologies Corp.	7,011	787,405
Kadant Inc.	2,571	524,098
Lindsay Corp.	2,426	373,507
Manitowoc Co. Inc. (The)(a)	3,883	44,383
Markforged Holding Corp.(a)(b)	14,744	32,289
Microvast Holdings Inc.(a)	51,710	137,031
Mueller Industries Inc.	7,917	533,052
Mueller Water Products Inc., Class A	17,127	222,994
Nikola Corp.(a)(b)	47,444	295,102
Omega Flex Inc.	682	78,423
Oshkosh Corp.	6,706	577,387
Proterra Inc.(a)(b)	19,385	104,485
Proto Labs Inc.(a)	6,072	296,860
RBC Bearings Inc.(a)(b)	4,144	977,984
Shyft Group Inc. (The)(b)	7,113	184,511
SPX Corp.(a)	4,197	248,169
Standex International Corp.	1,562	151,639
Terex Corp.	9,386	314,525
Titan International Inc.(a)	7,595	127,292

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Trinity Industries Inc.	10,662	$276,679
Velo3D Inc.(a)(b)	13,215	42,420
Wabash National Corp.	3,790	68,447
Watts Water Technologies Inc., Class A	3,457	477,515
Xos Inc.(a)	11,405	20,415
		16,147,422
Marine — 0.2%
Eagle Bulk Shipping Inc.	1,495	79,130
Genco Shipping & Trading Ltd.	3,054	58,881
Kirby Corp.(a)	5,215	330,840
Matson Inc.	3,653	334,871
		803,722
Media — 0.8%
AdTheorent Holding Co. Inc.(a)(b)	10,832	30,438
Boston Omaha Corp., Class A(a)	3,749	91,476
Cardlytics Inc.(a)(b)	7,429	102,520
EW Scripps Co. (The), Class A, NVS(a)	4,857	69,261
Integral Ad Science Holding Corp.(a)	3,382	32,028
Magnite Inc.(a)	25,460	194,514
New York Times Co. (The), Class A	36,834	1,176,846
PubMatic Inc., Class A(a)(b)	9,375	155,531
Scholastic Corp., NVS	3,514	165,404
TechTarget Inc.(a)	5,890	383,969
TEGNA Inc.	23,560	493,346
WideOpenWest Inc.(a)	6,057	111,328
		3,006,661
Metals & Mining — 0.7%
Alpha Metallurgical Resources Inc.	2,378	325,215
ATI Inc.(a)	27,486	684,127
Century Aluminum Co.(a)	5,859	46,228
Compass Minerals International Inc.(b)	7,544	280,863
Haynes International Inc.	1,731	66,920
Hecla Mining Co.	58,168	263,501
Kaiser Aluminum Corp.	1,436	108,806
Materion Corp.	2,978	244,017
MP Materials Corp.(a)(b)	16,455	552,394
Piedmont Lithium Inc.(a)(b)	4,011	181,337
Ramaco Resources Inc.	1,301	15,274
		2,768,682
Mortgage Real Estate Investment — 0.1%
Ellington Financial Inc.	5,654	90,747
Hannon Armstrong Sustainable Infrastructure Capital Inc.	10,032	362,055
		452,802
Multiline Retail — 0.1%
Dillard’s Inc., Class A	366	83,210
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	4,854	286,143
		369,353
Oil, Gas & Consumable Fuels — 1.7%
Alto Ingredients Inc.(a)	10,991	47,261
Arch Resources Inc.	2,473	319,363
Archaea Energy Inc.(a)(b)	14,942	244,750
Brigham Minerals Inc., Class A	6,781	180,036
Clean Energy Fuels Corp.(a)	37,757	244,665
Denbury Inc.(a)	6,087	437,716
Enviva Inc.	3,103	216,062
Excelerate Energy Inc., Class A (a)	1,901	42,088
Gevo Inc.(a)(b)	27,256	80,133
Green Plains Inc.(a)(b)	1,186	42,720
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
International Seaways Inc.	3,806	$90,012
Kosmos Energy Ltd.(a)	55,618	352,618
Magnolia Oil & Gas Corp., Class A	13,457	324,717
Matador Resources Co.	12,366	714,508
Murphy Oil Corp.	14,451	507,808
NextDecade Corp.(a)(b)	3,535	24,992
Range Resources Corp.(a)	32,297	1,068,062
REX American Resources Corp.(a)	807	77,036
Riley Exploration Permian Inc.	515	13,637
SM Energy Co.	13,662	563,967
Tellurian Inc.(a)(b)	103,869	386,393
Uranium Energy Corp.(a)(b)	62,983	264,529
VAALCO Energy Inc.	4,808	28,511
Vertex Energy Inc.(a)(b)	10,677	144,994
		6,416,578
Paper & Forest Products — 0.0%
Glatfelter Corp.	3,716	22,816
Mercer International Inc.	3,873	61,813
		84,629
Personal Products — 0.4%
Beauty Health Co. (The)(a)	21,260	283,183
elf Beauty Inc.(a)	10,659	357,396
Honest Co. Inc. (The)(a)	1,841	6,149
Inter Parfums Inc.	3,967	331,126
Medifast Inc.	1,668	280,541
USANA Health Sciences Inc.(a)	1,072	74,633
Veru Inc.(a)(b)	13,284	160,736
		1,493,764
Pharmaceuticals — 1.3%
Aclaris Therapeutics Inc.(a)	11,248	173,331
Amphastar Pharmaceuticals Inc.(a)(b)	8,287	309,851
ANI Pharmaceuticals Inc.(a)	2,005	68,671
Arvinas Inc.(a)	9,646	512,299
Atea Pharmaceuticals Inc.(a)	7,554	61,943
Axsome Therapeutics Inc.(a)(b)	6,775	261,447
Cassava Sciences Inc.(a)(b)	8,333	136,078
Corcept Therapeutics Inc.(a)(b)	11,329	324,689
DICE Therapeutics Inc.(a)(b)	1,453	25,050
Evolus Inc.(a)	7,572	93,363
EyePoint Pharmaceuticals Inc.(a)	5,490	50,124
Fulcrum Therapeutics Inc.(a)	6,411	37,697
Harmony Biosciences Holdings Inc.(a)	5,075	257,455
Intra-Cellular Therapies Inc.(a)	19,182	1,038,130
NGM Biopharmaceuticals Inc.(a)	5,825	84,346
Pacira BioSciences Inc.(a)	10,017	566,561
Phathom Pharmaceuticals Inc.(a)(b)	1,603	14,763
Reata Pharmaceuticals Inc., Class A(a)	6,063	186,013
Relmada Therapeutics Inc.(a)	3,935	100,736
Revance Therapeutics Inc.(a)	14,815	229,929
SIGA Technologies Inc.	4,177	71,802
Theravance Biopharma Inc.(a)	11,772	103,476
Tilray Brands Inc., Class 2 (a)(b)	56,729	207,061
Tricida Inc.(a)(b)	3,642	33,361
		4,948,176
Professional Services — 2.0%
Alight Inc., Class A(a)(b)	30,853	232,632
ASGN Inc.(a)	7,732	802,272
Barrett Business Services Inc.	565	46,098
CBIZ Inc.(a)	7,459	340,280

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
CRA International Inc.	960	$95,050
Exponent Inc.	11,455	1,151,113
First Advantage Corp.(a)	9,256	129,862
Forrester Research Inc.(a)	2,393	111,251
Franklin Covey Co.(a)	2,811	147,100
FTI Consulting Inc.(a)(b)	3,896	637,230
Heidrick & Struggles International Inc.	1,770	55,118
HireRight Holdings Corp.(a)(b)	4,833	71,818
Huron Consulting Group Inc.(a)	2,984	200,226
ICF International Inc.	2,258	213,042
Insperity Inc.	7,869	863,544
KBR Inc.	11,432	608,525
Kforce Inc.	3,139	206,703
Korn Ferry	6,382	418,085
Legalzoomcom Inc.(a)(b)	1,979	20,740
Planet Labs PBC(a)(b)	41,049	218,791
Resources Connection Inc.	2,717	58,307
Sterling Check Corp.(a)	3,153	61,956
TriNet Group Inc.(a)	3,771	311,107
Upwork Inc.(a)(b)	26,879	498,874
		7,499,724
Real Estate Management & Development — 0.5%
DigitalBridge Group Inc.(a)	42,175	231,119
Douglas Elliman Inc.	8,430	50,580
eXp World Holdings Inc.(b)	14,893	221,310
Forestar Group Inc.(a)	1,587	21,964
Howard Hughes Corp. (The)(a)(b)	8,504	602,849
Kennedy-Wilson Holdings Inc.	12,275	253,601
Marcus & Millichap Inc.	2,265	92,684
St Joe Co. (The)	7,276	305,737
		1,779,844
Road & Rail — 0.7%
ArcBest Corp.(b)	2,884	255,522
Bird Global Inc.(a)(b)	31,918	17,172
Landstar System Inc.(b)	4,094	641,039
PAM Transportation Services Inc.(a)	897	32,095
Saia Inc.(a)(b)	5,835	1,387,855
TuSimple Holdings Inc., Class A(a)(b)	7,816	77,847
		2,411,530
Semiconductors & Semiconductor Equipment — 4.1%
ACM Research Inc., Class A(a)(b)	8,357	141,066
Allegro MicroSystems Inc.(a)(b)	12,156	301,833
Alpha & Omega Semiconductor Ltd.(a)(b)	3,048	128,046
Ambarella Inc.(a)	8,412	728,059
Amkor Technology Inc.	9,120	183,950
Axcelis Technologies Inc.(a)(b)	7,315	514,464
CEVA Inc.(a)	5,163	192,219
Cirrus Logic Inc.(a)	5,926	506,436
Cohu Inc.(a)	6,982	199,546
Credo Technology Group Holdings Ltd.(a)	4,411	70,797
Diodes Inc.(a)	10,009	814,432
FormFactor Inc.(a)	17,262	613,837
Impinj Inc.(a)	4,355	370,262
indie Semiconductor Inc., Class A(a)	13,455	96,876
Kulicke & Soffa Industries Inc.	8,153	392,322
MACOM Technology Solutions Holdings Inc., Class H(a)	10,800	625,752
Magnachip Semiconductor Corp.(a)	6,969	106,347
MaxLinear Inc.(a)	15,726	635,488
MKS Instruments Inc.	7,272	859,550
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Navitas Semiconductor Corp.(a)(b)	17,125	$89,393
NeoPhotonics Corp.(a)	8,232	131,630
Onto Innovation Inc.(a)	7,006	583,250
PDF Solutions Inc.(a)	6,594	177,906
Power Integrations Inc.	12,896	1,096,289
Rambus Inc.(a)	14,994	379,048
Rockley Photonics Holdings Ltd.(a)(b)	10,257	26,258
Semtech Corp.(a)	14,016	873,617
Silicon Laboratories Inc.(a)(b)	8,086	1,192,523
SiTime Corp.(a)	3,441	639,957
SMART Global Holdings Inc.(a)	4,134	81,109
SunPower Corp.(a)	18,399	374,788
Synaptics Inc.(a)	5,269	763,742
Ultra Clean Holdings Inc.(a)	4,094	137,558
Universal Display Corp.	9,602	1,108,647
Veeco Instruments Inc.(a)	5,439	118,570
		15,255,567
Software — 9.4%
8x8 Inc.(a)	26,444	129,311
A10 Networks Inc.	12,960	193,234
ACI Worldwide Inc.(a)	17,977	512,884
Agilysys Inc.(a)	4,319	208,608
Alarm.com Holdings Inc.(a)	10,201	721,925
Altair Engineering Inc., Class A(a)(b)	11,491	676,935
Alteryx Inc., Class A(a)	13,369	647,461
American Software Inc./GA, Class A	4,180	74,738
Amplitude Inc., Class A(a)(b)	5,673	83,847
Appfolio Inc., Class A(a)(b)	4,445	452,545
Appian Corp.(a)	9,041	438,760
Arteris Inc.(a)(b)	1,179	9,503
Asana Inc., Class A(a)(b)	18,603	359,410
AvePoint Inc.(a)(b)	19,732	99,252
Blackbaud Inc.(a)	4,814	295,194
Blackline Inc.(a)	11,910	752,950
Blend Labs Inc., Class A(a)(b)	4,787	12,638
Box Inc., Class A(a)	31,753	903,055
Braze Inc., Class A(a)(b)	2,171	94,373
BTRS Holdings Inc., Class 1(a)	11,044	71,234
C3.ai Inc., Class A(a)(b)	16,068	295,812
CCC Intelligent Solutions Holdings Inc.(a)(b)	13,737	137,233
Cerence Inc.(a)	4,553	128,258
ChannelAdvisor Corp.(a)	3,147	46,387
Clear Secure Inc., Class A(a)	3,075	77,859
Clearwater Analytics Holdings Inc.(a)(b)	8,491	108,515
CommVault Systems Inc.(a)	6,017	337,494
Confluent Inc., Class A(a)(b)	25,930	659,918
Couchbase Inc.(a)	1,936	29,485
Coupa Software Inc.(a)	16,594	1,085,579
CS Disco Inc.(a)	2,810	68,957
Cvent Holding Corp.(a)(b)	14,672	91,553
Digimarc Corp.(a)(b)	3,417	52,314
Digital Turbine Inc.(a)	19,602	393,412
Dolby Laboratories Inc., Class A	14,339	1,109,839
Domo Inc., Class B(a)	6,750	189,068
DoubleVerify Holdings Inc.(a)(b)	5,131	117,654
Dropbox Inc., Class A(a)	59,148	1,345,026
Duck Creek Technologies Inc.(a)(b)	16,700	230,460
E2open Parent Holdings Inc.(a)	39,258	264,991
Enfusion Inc., Class A(a)(b)	4,146	47,679
Envestnet Inc.(a)	10,881	634,036

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Everbridge Inc.(a)	8,833	$222,062
EverCommerce Inc.(a)	4,253	48,824
Expensify Inc., Class A(a)(b)	2,076	41,437
Freshworks Inc., Class A(a)	23,662	310,209
Gitlab Inc., Class A(a)	8,099	464,883
HashiCorp Inc.(a)(b)	7,028	254,695
Informatica Inc. , Class A(a)(b)	6,851	156,888
Intapp Inc.(a)	2,442	37,045
InterDigital Inc.(b)	6,833	419,478
Jamf Holding Corp.(a)(b)	12,258	299,586
JFrog Ltd.(a)(b)	9,841	218,470
KnowBe4 Inc., Class A(a)	16,581	236,942
Latch Inc.(a)	20,014	24,017
LivePerson Inc.(a)	15,327	209,060
LiveRamp Holdings Inc.(a)	15,108	402,024
Marathon Digital Holdings Inc.(a)(b)	23,586	306,382
Matterport Inc., Class A(a)	47,578	202,206
MeridianLink Inc.(a)(b)	2,987	50,928
MicroStrategy Inc., Class A(a)(b)	2,068	591,572
Mitek Systems Inc.(a)	9,662	105,123
Model N Inc.(a)	7,427	186,566
Momentive Global Inc.(a)	28,825	249,336
N-able Inc.(a)	15,270	149,951
nCino Inc.(a)(b)	12,675	409,276
New Relic Inc.(a)	13,157	798,235
NextNav Inc.(a)	3,579	9,878
Nutanix Inc., Class A(a)(b)	28,322	428,512
Olo Inc., Class A(a)(b)	20,191	216,246
ON24 Inc.(a)	1,935	18,595
OneSpan Inc.(a)	4,840	53,579
PagerDuty Inc.(a)	17,281	448,096
Paycor HCM Inc.(a)(b)	4,554	121,546
Pegasystems Inc.	9,055	363,558
Ping Identity Holding Corp.(a)(b)	13,561	232,571
Progress Software Corp.	5,385	252,880
PROS Holdings Inc.(a)	4,183	101,940
Q2 Holdings Inc.(a)(b)	12,639	554,852
Qualtrics International Inc., Class A(a)	23,073	294,181
Qualys Inc.(a)	7,388	903,700
Rapid7 Inc.(a)	12,898	825,085
Rimini Street Inc.(a)	3,157	22,162
Riot Blockchain Inc.(a)(b)	24,295	177,839
SailPoint Technologies Holdings Inc.(a)(b)	20,822	1,327,819
Samsara Inc.(a)	15,120	218,635
SentinelOne Inc., Class A(a)	41,048	1,020,043
Smartsheet Inc., Class A(a)	28,530	857,612
Sprinklr Inc.(a)	12,489	141,625
Sprout Social Inc., Class A(a)	10,227	532,827
SPS Commerce Inc.(a)	7,988	956,643
Sumo Logic Inc.(a)	20,364	137,864
Telos Corp.(a)	11,672	92,676
Tenable Holdings Inc.(a)	20,785	803,340
Teradata Corp.(a)(b)	23,175	887,371
Upland Software Inc.(a)	2,486	28,142
Varonis Systems Inc.(a)	24,247	616,601
Verint Systems Inc.(a)(b)	7,475	341,383
Veritone Inc.(a)	6,835	48,050
Vertex Inc., Class A(a)(b)	6,220	69,975
WM Technology Inc.(a)	6,240	21,216
Workiva Inc.(a)(b)	10,654	697,837
Security	Shares	Value

Software (continued)
Xperi Holding Corp.	7,560	$126,706
Yext Inc.(a)	16,579	72,616
Zeta Global Holdings Corp.(a)	5,579	29,848
Zuora Inc., Class A(a)	26,840	228,408
		34,867,038
Specialty Retail — 1.2%
Arko Corp.	9,360	85,457
Asbury Automotive Group Inc.(a)	2,149	368,854
Boot Barn Holdings Inc.(a)	6,578	409,809
Camping World Holdings Inc., Class A(b)	3,486	94,262
Carvana Co., Class A(a)(b)	21,988	640,950
EVgo Inc.(a)(b)	15,413	138,255
Guess? Inc.	2,769	52,362
Leslie’s Inc.(a)	30,340	459,954
LL Flooring Holdings Inc.(a)	2,297	23,062
MarineMax Inc.(a)	1,560	63,710
Monro Inc.	4,480	224,672
Murphy USA Inc.	3,250	924,170
National Vision Holdings Inc.(a)	9,291	270,740
Petco Health & Wellness Co. Inc.(a)(b)	18,057	251,354
Signet Jewelers Ltd.	4,996	304,556
Warby Parker Inc.(a)(b)	2,283	28,286
Winmark Corp.	648	143,953
		4,484,406
Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(a)(b)	29,067	332,527
Avid Technology Inc.(a)	4,651	130,507
Eastman Kodak Co.(a)(b)	7,982	43,981
IonQ Inc.(a)(b)	26,143	141,172
		648,187
Textiles, Apparel & Luxury Goods — 1.1%
Allbirds Inc.(a)(b)	20,386	104,784
Carter’s Inc.	3,294	268,395
Columbia Sportswear Co.	2,933	217,071
Crocs Inc.(a)	6,247	447,535
PLBY Group Inc.(a)(b)	5,212	33,461
Ralph Lauren Corp.	6,254	616,832
Skechers U.S.A. Inc., Class A(a)	29,804	1,131,360
Steven Madden Ltd.	8,039	254,836
Under Armour Inc., Class A(a)	41,864	387,661
Under Armour Inc., Class C, NVS(a)(b)	45,036	371,997
Wolverine World Wide Inc.	6,033	135,562
		3,969,494
Thrifts & Mortgage Finance — 0.4%
Axos Financial Inc.(a)(b)	5,257	219,533
Columbia Financial Inc.(a)	8,992	182,897
Hingham Institution For Savings (The)	205	59,452
Kearny Financial Corp./MD	7,476	87,544
Merchants Bancorp./IN	3,500	92,610
Mr Cooper Group Inc.(a)	9,944	447,977
NMI Holdings Inc., Class A(a)	6,745	127,750
Southern Missouri Bancorp. Inc.	718	38,729
TFS Financial Corp.	3,698	54,176
		1,310,668
Tobacco — 0.0%
Turning Point Brands Inc.	1,916	45,984

Trading Companies & Distributors — 1.2%
Applied Industrial Technologies Inc.	4,803	483,134

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
BlueLinx Holdings Inc.(a)(b)	1,074	$85,920
Core & Main Inc., Class A(a)	12,557	303,126
Custom Truck One Source Inc.(a)(b)	7,636	47,267
DXP Enterprises Inc./TX(a)	2,415	82,110
Global Industrial Co.	2,097	74,968
H&E Equipment Services Inc.	3,074	109,896
Herc Holdings Inc.	5,551	688,435
McGrath RentCorp.	3,110	262,360
NOW Inc.(a)	9,707	107,359
SiteOne Landscape Supply Inc.(a)	9,925	1,382,850
Titan Machinery Inc.(a)	1,765	49,649
Transcat Inc.(a)	1,523	94,913
WESCO International Inc.(a)(b)	5,299	677,424
		4,449,411
Water Utilities — 0.3%
American States Water Co.	4,497	392,003
California Water Service Group	6,134	368,531
Middlesex Water Co.	2,048	194,785
SJW Group.	3,086	202,627
York Water Co. (The)	1,727	74,244
		1,232,190
Wireless Telecommunication Services — 0.1%
Gogo Inc.(a)	15,099	262,118
Shenandoah Telecommunications Co.	11,046	246,326
		508,444
Total Long-Term Investments — 99.8%
(Cost: $412,125,751)		371,546,381
Security	Shares	Value

Short-Term Securities

Money Market Funds — 17.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(c)(d)(e)	63,436,235	$63,429,892
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(c)(d)	370,000	370,000

Total Short-Term Securities — 17.1%
(Cost: $63,791,704)		63,799,892

Total Investments in Securities — 116.9%
(Cost: $475,917,455)		435,346,273

Liabilities in Excess of Other Assets — (16.9)%		(62,799,870)

Net Assets — 100.0%		$372,546,403

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$54,627,389	$8,808,521	(a)	$—		$(2,069)	$(3,949)	$63,429,892	63,436,235	$244,459	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	600,000	—		(230,000	)(a)	—	—	370,000	370,000	1,868		—
						$(2,069)	$(3,949)	$63,799,892		$246,327		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
July 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	1	09/16/22	$146	$2,187
Russell 2000 E-Mini Index	8	09/16/22	754	39,899
				$42,086

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$371,546,381	$—	$—	$371,546,381
Money Market Funds	63,799,892	—	—	63,799,892
	$435,346,273	$—	$—	$435,346,273
Derivative financial instruments(a)
Assets
Futures Contracts	$42,086	$—	$—	$42,086

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust